Property, plant and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2013	2012	2011
Land	—	$688	$723	$753
Buildings and land improvements	20-45	6,928	6,214	5,857
Machinery, equipment and other	3-10	16,793	16,073	14,435
Equipment leased to others	1-10	5,365	4,658	4,285
Construction-in-process	—	1,542	2,264	1,996
Total property, plant and equipment, at cost		31,316	29,932	27,326
Less: Accumulated depreciation		(14,241)	(13,471)	(12,931)
Property, plant and equipment–net		$17,075	$16,461	$14,395

We had commitments for the purchase or construction of capital assets of approximately $269 million at December 31, 2013.

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2013	2012	2011
Gross capital leases [2]	$125	$134	$131
Less: Accumulated depreciation	(50)	(58)	(75)
Net capital leases	$75	$76	$56

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

At December 31, 2013, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2014	2015	2016	2017	2018	Thereafter
$10	$14	$22	$7	$7	$47

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2013	2012	2011
Equipment leased to others–at original cost	$5,365	$4,658	$4,285
Less: Accumulated depreciation	(1,521)	(1,383)	(1,406)
Equipment leased to others–net	$3,844	$3,275	$2,879

At December 31, 2013, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2014	2015	2016	2017	2018	Thereafter
$916	$626	$379	$191	$95	$45